Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains or losses	$ 0	$ 0